Capital adequacy - Credit risk by PD grade (Details) - SEK (kr) kr in Millions	6 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Mar. 18, 2017
Disclosure of credit risk exposure
EAD	kr 320,242	kr 305,659
Institution Specific Common Equity Tier One Capital Ratio Countercyclical Buffer	1.40%	1.40%
Sweden
Disclosure of credit risk exposure
Mandatory capital conservation buffer percentage	2.50%
Institution Specific Common Equity Tier One Capital Ratio Countercyclical Buffer	2.00%		1.50%
Capital requirement exposure	68.00%	67.00%
Exporter
Disclosure of credit risk exposure
Institution Specific Common Equity Tier One Capital Ratio Countercyclical Buffer	0.07%	0.05%
Operational risk | Standardized approach
Disclosure of credit risk exposure
Fiscal years for each business area to calculate income indicators	3 years
Minimum | Operational risk | Standardized approach
Disclosure of credit risk exposure
Capital requirement multiple factor	15.00%
Maximum | Operational risk | Standardized approach
Disclosure of credit risk exposure
Capital requirement multiple factor	18.00%